Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligation (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Benefit adjustments included in other comprehensive (income) loss:
Amortization of prior service cost	$ 9
Currency translation adjustments and other	510	185	265
Total recognized in other comprehensive (income) loss	197	(242)	(87)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	68	71	83
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial (gains)/losses	(56)
Amortization of actuarial losses	(78)
Amortization of prior service cost	(2)
Currency translation adjustments and other	12
Total recognized in other comprehensive (income) loss	(124)
Total recognized in comprehensive (income) loss	(56)
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	57	61	56
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial (gains)/losses	(76)
Amortization of actuarial losses	(22)
Amortization of prior service cost	12
Total recognized in other comprehensive (income) loss	(86)
Total recognized in comprehensive (income) loss	(29)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	25	41	35
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial (gains)/losses	4
Amortization of actuarial losses	5
Amortization of prior service cost	(1)
Prior service cost	(1)
Currency translation adjustments and other	6
Total recognized in other comprehensive (income) loss	13
Total recognized in comprehensive (income) loss	$ 38